Note 4 - Stockholders' Equity, Stock Options and Warrants - Summary of Status of Options and Warrants Outstanding (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Range of exercise prices, options (in dollars per share)
Shares, options (in shares)	3,448,885	2,764,983
Weighted average remaining life, options (Year)
Warrant exercises, exercise price per share (in dollars per share)
Shares, warrants (in shares)	3,319,265	1,951,257
Weighted average remaining life, warrants (Year)
Warrant One [Member]
Warrant exercises, exercise price per share (in dollars per share)	$ 1	$ 1.07
Shares, warrants (in shares)	1,063,935	697,946
Weighted average remaining life, warrants (Year)	4 years 219 days	4 years 310 days
Warrant Two [Member]
Warrant exercises, exercise price per share (in dollars per share)	$ 1.07	$ 2.25
Shares, warrants (in shares)	697,946	385,000
Weighted average remaining life, warrants (Year)	4 years 36 days	4 years 21 days
Warrant Three [Member]
Warrant exercises, exercise price per share (in dollars per share)	$ 1.155	$ 4.46
Shares, warrants (in shares)	1,071,776	756,999
Weighted average remaining life, warrants (Year)	5 years	3 years 335 days
Warrant Four [Member]
Warrant exercises, exercise price per share (in dollars per share)	$ 2.25	$ 93.75
Shares, warrants (in shares)	385,000	2,255
Weighted average remaining life, warrants (Year)	3 years 116 days	69 days
Warrant Five [Member]
Warrant exercises, exercise price per share (in dollars per share)	$ 123.75	$ 123.75
Shares, warrants (in shares)	94,084	94,084
Weighted average remaining life, warrants (Year)	1 year 335 days	2 years 244 days
Warrant Six [Member]
Warrant exercises, exercise price per share (in dollars per share)	$ 243.75	$ 150
Shares, warrants (in shares)	2,529	4,114
Weighted average remaining life, warrants (Year)	306 days	73 days
Warrant Seven [Member]
Warrant exercises, exercise price per share (in dollars per share)	$ 309.375	$ 225
Shares, warrants (in shares)	2,850	107
Weighted average remaining life, warrants (Year)	313 days	25 days
Warrant Eight [Member]
Warrant exercises, exercise price per share (in dollars per share)	$ 309.50	$ 243.75
Shares, warrants (in shares)	222	2,529
Weighted average remaining life, warrants (Year)	1 year 36 days	1 year 215 days
Warrant Nine [Member]
Warrant exercises, exercise price per share (in dollars per share)	$ 506.25	$ 281.25
Shares, warrants (in shares)	59	3,107
Weighted average remaining life, warrants (Year)	138 days	51 days
Warrant Ten [Member]
Warrant exercises, exercise price per share (in dollars per share)	$ 609.375	$ 309.375
Shares, warrants (in shares)	862	2,850
Weighted average remaining life, warrants (Year)	124 days	1 year 222 days
Stock Options One [Member]
Range of exercise prices, options (in dollars per share)	$ 0.91	$ 1.01
Shares, options (in shares)	10,000	124,358
Weighted average remaining life, options (Year)	9 years 200 days	10 years
Stock Options Thirty-Three [Member]
Range of exercise prices, options (in dollars per share)	$ 162.50
Shares, options (in shares)	123
Weighted average remaining life, options (Year)	6 years 94 days
Stock Options Two [Member]
Range of exercise prices, options (in dollars per share)	$ 0.965	$ 1.454
Shares, options (in shares)	3,000	17,200
Weighted average remaining life, options (Year)	9 years 229 days	9 years 273 days
Stock Options Thirty-Four [Member]
Range of exercise prices, options (in dollars per share)	$ 206.25
Shares, options (in shares)	121
Weighted average remaining life, options (Year)	6 years 3 days
Stock Options Three [Member]
Range of exercise prices, options (in dollars per share)	$ 0.97	$ 1.47
Shares, options (in shares)	191,753	2,456,226
Weighted average remaining life, options (Year)	9 years 98 days	9 years 175 days
Stock Options Thirty-Five [Member]
Range of exercise prices, options (in dollars per share)	$ 248.4375
Shares, options (in shares)	121
Weighted average remaining life, options (Year)	4 years 288 days
Stock Options Four [Member]
Range of exercise prices, options (in dollars per share)	$ 1.01	$ 2.10
Shares, options (in shares)	149,110	14,286
Weighted average remaining life, options (Year)	9 years 138 days	9 years 91 days
Stock Options Thirty-Six [Member]
Range of exercise prices, options (in dollars per share)	$ 262.50
Shares, options (in shares)	130
Weighted average remaining life, options (Year)	4 years 288 days
Stock Options Five [Member]
Range of exercise prices, options (in dollars per share)	$ 1.06	$ 2.25
Shares, options (in shares)	23,585	293
Weighted average remaining life, options (Year)	10 years	8 years 237 days
Stock Options Thirty-Seven [Member]
Range of exercise prices, options (in dollars per share)	$ 281.25
Shares, options (in shares)	529
Weighted average remaining life, options (Year)	4 years 109 days
Stock Options Six [Member]
Range of exercise prices, options (in dollars per share)	$ 1.10	$ 2.42
Shares, options (in shares)	86,958	24,768
Weighted average remaining life, options (Year)	9 years 259 days	8 years 138 days
Stock Options Thirty-Eight [Member]
Range of exercise prices, options (in dollars per share)	$ 318.75
Shares, options (in shares)	3
Weighted average remaining life, options (Year)	4 years 219 days
Stock Options Seven [Member]
Range of exercise prices, options (in dollars per share)	$ 1.13	$ 2.80
Shares, options (in shares)	195,931	57,145
Weighted average remaining life, options (Year)	9 years 292 days	9 years 3 days
Stock Options Thirty-Nine [Member]
Range of exercise prices, options (in dollars per share)	$ 346.875
Shares, options (in shares)	72
Weighted average remaining life, options (Year)	5 years 182 days
Stock Options Eight [Member]
Range of exercise prices, options (in dollars per share)	$ 1.15	$ 3.75
Shares, options (in shares)	21,740	44,000
Weighted average remaining life, options (Year)	9 years 306 days	8 years 182 days
Stock Options Forty [Member]
Range of exercise prices, options (in dollars per share)	$ 431.25
Shares, options (in shares)	306
Weighted average remaining life, options (Year)	5 years 160 days
Stock Options Nine [Member]
Range of exercise prices, options (in dollars per share)	$ 1.16	$ 4.125
Shares, options (in shares)	66,451	3,636
Weighted average remaining life, options (Year)	9 years 306 days	8 years 273 days
Stock Options Forty-One [Member]
Range of exercise prices, options (in dollars per share)	$ 506.25
Shares, options (in shares)	188
Weighted average remaining life, options (Year)	5 years 91 days
Stock Options Ten [Member]
Range of exercise prices, options (in dollars per share)	$ 1.18	$ 4.1975
Shares, options (in shares)	30,000	7,147
Weighted average remaining life, options (Year)	9 years 313 days	8 years 262 days
Stock Options Forty-Two [Member]
Range of exercise prices, options (in dollars per share)	$ 596.25
Shares, options (in shares)	42
Weighted average remaining life, options (Year)	5 years
Stock Options Eleven [Member]
Range of exercise prices, options (in dollars per share)	$ 1.20	$ 4.25
Shares, options (in shares)	41,668	3,529
Weighted average remaining life, options (Year)	9 years 306 days	8 years 91 days
Stock Options Twelve [Member]
Range of exercise prices, options (in dollars per share)	$ 1.21	$ 5.125
Shares, options (in shares)	30,000	3,902
Weighted average remaining life, options (Year)	9 years 313 days	8 years 251 days
Stock Options Thirteen [Member]
Range of exercise prices, options (in dollars per share)	$ 1.35	$ 65.75
Shares, options (in shares)	111,112	190
Weighted average remaining life, options (Year)	9 years 164 days	7 years 146 days
Stock Options Fourteen [Member]
Range of exercise prices, options (in dollars per share)	$ 1.454	$ 73.50
Shares, options (in shares)	17,200	1,157
Weighted average remaining life, options (Year)	9 years 3 days	8 years 3 days
Stock Options Fifteen [Member]
Range of exercise prices, options (in dollars per share)	$ 1.47	$ 77.50
Shares, options (in shares)	2,347,308	2,323
Weighted average remaining life, options (Year)	8 years 266 days	7 years 182 days
Stock Options Sixteen [Member]
Range of exercise prices, options (in dollars per share)	$ 2.10	$ 80.25
Shares, options (in shares)	14,286	187
Weighted average remaining life, options (Year)	8 years 182 days	7 years 273 days
Stock Options Seventeen [Member]
Range of exercise prices, options (in dollars per share)	$ 2.25	$ 86.25
Shares, options (in shares)	293	232
Weighted average remaining life, options (Year)	7 years 328 days	7 years 91 days
Stock Options Eighteen [Member]
Range of exercise prices, options (in dollars per share)	$ 2.42	$ 131.25
Shares, options (in shares)	20,640	81
Weighted average remaining life, options (Year)	7 years 306 days	4 years 251 days
Stock Options Nineteen [Member]
Range of exercise prices, options (in dollars per share)	$ 2.80	$ 148.125
Shares, options (in shares)	57,145	928
Weighted average remaining life, options (Year)	8 years 94 days	5 years 76 days
Stock Options Twenty [Member]
Range of exercise prices, options (in dollars per share)	$ 3.75	$ 150
Shares, options (in shares)	3,998	1,760
Weighted average remaining life, options (Year)	5 years 87 days	4 years 229 days
Stock Options Twenty One [Member]
Range of exercise prices, options (in dollars per share)	$ 4.125	$ 162.50
Shares, options (in shares)	3,636	123
Weighted average remaining life, options (Year)	8 years 3 days	7 years 3 days
Stock Options Twenty Two [Member]
Range of exercise prices, options (in dollars per share)	$ 4.1975	$ 206.25
Shares, options (in shares)	7,147	121
Weighted average remaining life, options (Year)	7 years 354 days	6 years 273 days
Stock Options Twenty Three [Member]
Range of exercise prices, options (in dollars per share)	$ 4.25	$ 248.4375
Shares, options (in shares)	3,529	121
Weighted average remaining life, options (Year)	7 years 182 days	5 years 197 days
Stock Options Twenty Four [Member]
Range of exercise prices, options (in dollars per share)	$ 5.125	$ 262.50
Shares, options (in shares)	3,902	130
Weighted average remaining life, options (Year)	7 years 343 days	5 years 197 days
Stock Options Twenty Five [Member]
Range of exercise prices, options (in dollars per share)	$ 65.75	$ 281.25
Shares, options (in shares)	190	529
Weighted average remaining life, options (Year)	7 years 21 days	5 years 14 days
Stock Options Twenty Six [Member]
Range of exercise prices, options (in dollars per share)	$ 73.50	$ 318.75
Shares, options (in shares)	1,157	3
Weighted average remaining life, options (Year)	7 years 94 days	5 years 127 days
Stock Options Twenty Seven [Member]
Range of exercise prices, options (in dollars per share)	$ 77.50	$ 346.875
Shares, options (in shares)	2,323	72
Weighted average remaining life, options (Year)	6 years 273 days	6 years 91 days
Stock Options Twenty Eight [Member]
Range of exercise prices, options (in dollars per share)	$ 80.25	$ 431.25
Shares, options (in shares)	187	306
Weighted average remaining life, options (Year)	7 years 3 days	6 years 69 days
Stock Options Twenty Nine [Member]
Range of exercise prices, options (in dollars per share)	$ 86.25	$ 506.25
Shares, options (in shares)	232	188
Weighted average remaining life, options (Year)	6 years 182 days	6 years
Stock Options Thirty [Member]
Range of exercise prices, options (in dollars per share)	$ 131.25	$ 596.25
Shares, options (in shares)	81	42
Weighted average remaining life, options (Year)	3 years 343 days	5 years 273 days
Stock Options Thirty-One [Member]
Range of exercise prices, options (in dollars per share)	$ 148.125
Shares, options (in shares)	928
Weighted average remaining life, options (Year)	4 years 171 days
Stock Options Thirty-Two [Member]
Range of exercise prices, options (in dollars per share)	$ 150
Shares, options (in shares)	1,760
Weighted average remaining life, options (Year)	3 years 321 days